Annual Total Returns - Class A	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Eaton Vance National Ultra-Short Municipal Income Fund | Eaton Vance National Ultra-Short Municipal Income Fund
Prospectus [Line Items]
Annual Return [Percent]	3.03%	3.22%	3.27%	(0.01%)	0.43%	0.01%	1.68%	1.48%	1.10%	0.60%
Eaton Vance National Limited Maturity Municipal Income Fund | Eaton Vance National Limited Maturity Municipal Income Fund
Prospectus [Line Items]
Annual Return [Percent]	4.13%	2.79%	4.05%	(4.16%)	0.60%	3.24%	4.79%	0.95%	3.76%	(0.50%)
Eaton Vance Short Duration Municipal Opportunities Fund | Eaton Vance Short Duration Municipal Opportunities Fund
Prospectus [Line Items]
Annual Return [Percent]	4.81%	3.90%	4.30%	(5.13%)	1.74%	2.18%	4.55%	2.18%	4.66%	(0.01%)